Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2013
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2013	2012	2011
(In thousands)
Selling, general and administrative expense	$17,145	$13,904	$12,282
Income tax expense (benefit)	(5,627)	(4,921)	(4,337)

Total stock-based compensation cost	$11,518	$8,983	$7,945

Summary of Weighted-Average Assumptions Related to Grants

The following is a summary of our weighted-average assumptions related to grants made during the last three fiscal years:

Year Ended May 31,	2013	2012	2011
Risk-free interest rate	1.1%	2.5%	2.1%
Expected life of option	7.5 yrs	7.5 yrs	7.5 yrs
Expected dividend yield	3.3%	3.8%	4.1%
Expected volatility rate	28.2%	29.5%	29.6%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2013:

	2013
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$19.16	3,771
Options granted	25.87	550
Options canceled/expired	14.08	(1)
Options exercised	17.80	(818)

Balance at May 31	20.54	3,502

Exercisable at May 31	$18.99	2,057

Stock Option Plans	2013	2012	2011
(In millions, except per share amounts)
Weighted-average grant-date fair value per share	$4.96	$4.69	$3.97
Intrinsic value of options exercised	$9.8	$7.0	$7.7
Tax benefit from options exercised	$3.5	$1.4	$1.2
Fair value of SARS vested	$1.9	$2.0	$2.2

Share-based performance-earned restricted stock ("PERS")
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$20.18	1,070
Shares granted	26.22	495
Shares forfeited	20.62	(19)
Shares vested	18.98	(92)

Balance at May 31	$22.31	1,454

Employee Incentive Plan Twenty Zero Seven
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth awards and restricted stock units issued under the 2007 Plan for the years ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$17.12	778
Shares granted	25.87	89
Shares forfeited	17.86	(9)
Shares vested	19.38	(43)

Balance at May 31	$17.94	815

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2013:

	Weighted-Average Grant-Date Fair Value	Number of Shares
(Shares in thousands)
Balance at June 1	$19.53	2,758
Granted	26.16	678
Vested	19.15	(171)
Forfeited	19.72	(29)

Balance at May 31	$20.94	3,236

Restricted Stock Plans, 2003 Plan
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2013:

	Weighted-Average Grant-Date Fair Value	2013
(Shares in thousands)
Balance at June 1	$20.23	115
Shares granted to Directors	26.63	35
Shares vested	19.31	(37)

Balance at May 31	$22.50	113